Employee Benefit Plan, Description of Plan (Details) - EBP 06-0383750-100 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2012	Dec. 31, 2024 USD ($)	Dec. 31, 2023
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Employee Contribution Minimum Catch-Up Contribution Age	50
EBP, Non-elective Employer Contribution Percentage	2.00%
EBP, Non-elective Employer Floor Contribution Percentage for Highly Compensated Eligible Employees		0.50%
EBP, Non-elective Employer Floor Contribution Percentage for Eligible Employees		1.50%
EBP, Member Contribution Vesting Percentage	100.00%
EBP, Employer Contribution Vesting Percentage	100.00%
EBP, Employer Contribution Vesting Service Period	2 years			3 years
EBP, Employer Contribution Maximum Vesting Age | yr	65
Investment Option Multiples	1.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable From Participant, Account, Primary Residence, Maximum Borrowing Term	15 years
EBP, Participant Loan, Basis Spread On Variable Rate	100.00%
EBP, Benefit Payment Duration Period for Non-Spouse Beneficiary	10 years
EBP, Forfeited Nonvested Account	$ 912,000		$ 4,753,000
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 10,401,000
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	1.00%
EBP, Participant Contribution Automatic Annual Increase Percentage	1.00%
EBP, Note Receivable From Participant, General Loan, Maximum Borrowing Term	1 year
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
EBP, Participant Contribution Automatic Annual Increase Percentage	15.00%
EBP, Note Receivable From Participant, General Loan, Maximum Borrowing Term	5 years